Loss Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Loss Per Share [Abstract]
Weighted average of number of Ordinary Shares used in the calculation of the basic and diluted loss per share (in thousand)	175,634	91,799		56,540
Net loss used in calculation (thousands USD)	$ (8,353)	$ (15,488)	[1]	$ (17,503)	[1]

[1]	See Note 2.C regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.